UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          -----------------------------------------------------------

                  Investment Company Act file number 811-08191

          -----------------------------------------------------------

                              BULLFINCH FUND, INC.
              (Exact name of registrant as specified in charter)

                           1370 Pittsford Mendon Road
                               Mendon, NY  14506

                   (Address of principal executive offices)

          -----------------------------------------------------------

                               AGENT FOR SERVICE:

                               Christopher Carosa
                              Bullfinch Fund, Inc.
                           1370 Pittsford Mendon Road
                                Mendon, NY  14506
                    (Name and Address of Agent for Service)

          -----------------------------------------------------------

Registrant's telephone number, including area code: 1-585-624-3650

Date of fiscal year end: June 30, 2006

Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, And the Commission will make this information public. A registrant is not Required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of infor-mation under the clearance requirements of 44 U.S.C. ss. 3507.

==============================================================================

Item 1. Proxy Voting Record

              Bullfinch Fund, Inc. Greater Western New York Series
                                  TICKER: BWNYX
                               PROXY VOTING RECORD
                               7/1/2005-6/30/2006


Astronics, Inc
ASTR
 46433108
3/17/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Amend Employee Stock Option Plan        Management For     For
        3Auditors                                Management For     For
========================================================================

Christopher and Banks
CBK
171046105
7/27/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Approve 2005 Stock Incentive Plan       Management For     For
        3Auditors                                Management For     For
========================================================================

Columbus McKinnon
CMCO
199333105
8/15/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
========================================================================

Computer Task Group
CTGX
 20547702
 5/3/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
========================================================================

Constellation Brands
STZ
21036P108
7/28/3005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Amend Certificate of Incorporation to inManagement For     For
========================================================================

Corning, Inc
GLW
219350105
4/27/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Amend 2002 Employee Share Purchase Plan Management For     For
        3Adopt 2006 Variable Compensation Plan   Management For     For
        4Amend 2003 Non-Employee Director Equity Management For     For
        5Declassify Board                        ShareholderFor     Against
========================================================================

Dell Computer
DELL
24702r101
7/15/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Majority Vote for Directors             ShareHolderFor     For
        4Expensing Options                       ShareHolderAgainst For
================================================================================

Dollar General
DG
256669102
3/27/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Amendment to 1998 Stock Option Plan     Management For     For
        3Auditors                                Management For     For
================================================================================

Eastman Kodak Company
EK
277464109
3/13/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Recoup Bonuses on Restatement of FinanciShareholderFor     Against
================================================================================

General Electric
GE
369604103
4/26/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Cumulative Voting                       ShareholderFor     Against
        4Curb Over Extended Directors            ShareholderFor     Against
        5One Director From Retiree Ranks         ShareholderAgainst For
        6Majority Vote for Directors             ShareholderFor     Against
        7Report on Global Warming                ShareholderAgainst For
================================================================================

Genesee & Wyoming
GNW
371559105
5/31/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

Gibraltor Steel
ROCK
374689107
5/18/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

Graham Manufacturing
GHM
384556106
7/28/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

Greatbatch, Inc
GB
972232102
4/21/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

Harris Interactive
HPOL
414549105
11/1/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
================================================================================

Ingram Micro
IM
457153104
5/31/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
================================================================================

Johnson and Johnson
JNJ
478160104
2/28/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Amendment to Certificate of IncorporatioManagement For     For
        3Auditors                                Management For     For
        4Report on Charitable Contributions      ShareholderAgainst For
        5Majority Vote for Directors             ShareholderFor     Against
================================================================================

Mod-Pac "A"
MPAC
607495108
5/10/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

Monro Muffler
MNRO
610236101
 8/9/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Amendment to 1998 Stock Option Plan     Management For     For
        3Amendment to 2003 Non-Employee Dorector Management For     For
        4Auditors                                Management For     For
================================================================================

Moog
MOGA
615394202
1/11/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

National Fuel Gas
NFG
636180101
2/16/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Directors Pay Limitations               ShareholderAgainst For
================================================================================

Northrup Grumman
NOC
666807102
3/21/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Majority Vote for Directors             ShareholderFor     Against
        4Independent Board Chariman              ShareholderFor     Against
================================================================================

Oracle
ORCL
68389X105
10/102005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Adoption of 2006 Executive Bonus Plan
        3Auditors                                Management For     For
================================================================================

Paychex
PAYX
704326107
10/12/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Increase Shares for 2002 Stock IncentiveManagement For     For
        3Majority Vote for Directors             Management For     For
================================================================================

Performance Technologies
PTIX
71376K102
5/25/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

Servotronics
SVT
817732100
 7/1/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
================================================================================

Southwest Air
LUV
844741106
5/17/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Amendment to Employee Stock Purchase PlaManagement For     For
        3Auditors                                Management For     For
================================================================================

Sovran Self Storage
SSS
84610H108
3/31/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

UltraLife Batteries, Inc
ULBI
903899102
 6/8/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Amendment to Long-Term Incentive Plan   Management For     For
        4Grant of Options to Kavazanjian         Management Against Against
================================================================================

Xerox
XRX
984121103
5/24/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Majority Vote for Directors             ShareholderFor     Against
        4Senior Executive Bonuses                ShareholderAgainst For
==============================================================================




                     Bullfinch Fund, Inc. Unrestricted Series
                                  TICKER: BUNRX
                               PROXY VOTING RECORD
                               7/1/2004-6/30/2005




Affiliated Computer Services
ACS
  8190100
10/27/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Performance Based Incentive Plan for ExeManagement For     For
        3Auditors                                Management For     For
        4Recapitalization to Provide One Vote PerManagement For     For
================================================================================

Gallagher, Arthur J.
AJG
363576109
5/15/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

Alberto Culver
ACV
 13068101
1/26/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
================================================================================

Amerus Group
AMH
03072M108
5/24/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Amend 2003 Stock Incentive Plan         Management For     For
        3Auditors                                Management For     For
================================================================================

Biomet, Inc
BMET
 90613100
9/23/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Increase Shares for 1998 Stock Option PlManagement For     For
        3Auditors                                Management For     For
================================================================================

Avery Dennison
AVY
536111109
4/27/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

CheckPoint Systems
CKP
162825103
4/19/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
================================================================================

Chesapeake Utilities Corp
CPK
165303108
 5/5/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Adoption of Employee Stock Option Plan  Management For     For
        3Adoption of Performance Incentive Plan  Management For     For
        4Adoption of Directors Stock CompensationManagement For     For
================================================================================

Christopher and Banks
CBK
171046105
7/27/2005
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Approve 2005 Stock Incentive Plan       Management For     For
        3Auditors                                Management For     For
========================================================================

Cisco Systems
CSCO
17275R102
9/20/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Approve 2005 Stock Incentive Plan
        3Auditors                                Management For     For
================================================================================

Conagra
CAG
205887102
9/22/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Declassify Board                        Management For     For
        3Repeal Supermajority Voting Provisions  Management For     For
        4Auditors                                Management For     For
================================================================================

Corning, Inc
GLW
219350105
4/27/2006
------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Amend 2002 Employee Share Purchase Plan Management For     For
        3Adopt 2006 Variable Compensation Plan   Management For     For
        4Amend 2003 Non-Employee Director Equity Management For     For
        5Declassify Board                        ShareholderFor     Against
========================================================================

Dell Computer
DELL
24702r101
7/15/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Majority Vote for Directors             ShareHolderFor     For
        4Expensing Options                       ShareHolderAgainst For
================================================================================

Dollar General
DG
256669102
3/27/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Amendment to 1998 Stock Option Plan     Management For     For
        3Auditors                                Management For     For
================================================================================

Fiserv
FISV
337738108
5/24/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Majority Vote for Directors             ShareholderFor     Against
================================================================================

General Electric
GE
369604103
4/26/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Cumulative Voting                       ShareholderFor     Against
        4Curb Over Extended Directors            ShareholderFor     Against
        5One Director From Retiree Ranks         ShareholderAgainst For
        6Majority Vote for Directors             ShareholderFor     Against
        7Report on Global Warming                ShareholderAgainst For
================================================================================

Genesco
GCO
371532102
6/26/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

Intel Corp
INTC
458140100
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
5/17/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Amendment Certificate of Incorporation rManagement For     For
        3Amend Certificate of Incorporation repeaManagement For     For
        4Auditors                                Management For     For
================================================================================

Johnson and Johnson
JNJ
478160104
2/28/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Amendment to Certificate of IncorporatioManagement For     For
        3Auditors                                Management For     For
        4Report on Charitable Contributions      ShareholderAgainst For
        5Majority Vote for Directors             ShareholderFor     Against
================================================================================

Microsoft Corp
MSFT
594918104
11/9/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

Mylan Laboratories
MYL
628530107
10/28/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

National City Corp
NCC
635405103
4/25/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

New York Community Bank
NYB
649445103
 6/7/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Management Incentive Plan               Management For     For
        4Stock Incentive Plan                    Management For     For
        5Declassify Board                        ShareholderFor     Against
================================================================================

NiSource
NI
65473P105
3/14/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Declassify Board                        ShareholderFor     Against
        4Majority Vote for Directors             ShareholderFor     Against
================================================================================

Oracle
ORCL
68389X105
10/102005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Adoption of 2006 Executive Bonus Plan
        3Auditors                                Management For     For
================================================================================

Paychex
PAYX
704326107
10/12/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Increase Shares for 2002 Stock IncentiveManagement For     For
        3Majority Vote for Directors             Management For     For
================================================================================

Polymedica Corp
PLMD
731738100
7/27/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Amendment to 2000 Stock Incentive Plan  Management For     For
        3Auditors                                Management For     For
================================================================================

Sensient Technologies
SXT
81725T107
4/27/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

Spectralink
SLNK
871607107
3.27/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Approve 2006 Equity Incentive Plan      Management For     For
        3Approve 2006 Employee Stock Purchase PlaManagement For     For
        4Auditors                                Management For     For
================================================================================

Synopsis
SNPS
898349105
3/10/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Approval of 2006 Incentive Plan         Management For     For
        3Amendment to 2005 Non-Employee DirectorsManagement For     For
        4Auditors                                Management For     For
================================================================================

Tektronix
TEK
879131100
9/22/2005
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Approval of 2005 Stock Incentive Plan   Management For     For
        4Approval of Employee Share Purchase PlanManagement For     For
================================================================================

VF Corp
VFC
918204108
4/25/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
================================================================================

Xerox
XRX
984121103
5/24/2006
-------------------------------------------------------------------------------
                                                            Vote    For/Against
#        Proposal                                Sponsor    Cast    Management
        1Directors                               Management For     For
        2Auditors                                Management For     For
        3Majority Vote for Directors             ShareholderFor     Against
        4Senior Executive Bonuses                ShareholderAgainst For
==============================================================================


                                 SIGNATURES

        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the under-signed, thereunto duly authorized.



/s/ Christopher Carosa
--------------------
Christopher Carosa
President



August 15, 2006